UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS EAFE Equity Index Fund

	Shares	Value ($)

Common Stocks 95.9%
Australia 5.0%
Alinta Ltd.	5,376	45,677
Alumina Ltd.	39,127	180,509
Amcor Ltd.	28,386	157,190
AMP Ltd.	57,096	380,429
Ansell Ltd.	2,546	20,095
APN News & Media Ltd.	3,685	13,952
Aristocrat Leisure Ltd.	11,798	123,982
Australia & New Zealand Banking Group Ltd.	54,178	1,084,576
Australian Gas Light Co., Ltd.	14,592	233,278
Australian Stock Exchange Ltd.	5,746	139,181
AXA Asia Pacific Holdings Ltd.	21,871	105,953
Babcock & Brown Ltd.	4,932	74,031
BHP Billiton Ltd.	102,747	1,962,677
Billabong International Ltd.	2,438	26,620
BlueScope Steel Ltd.	24,736	119,464
Boral Ltd.	16,908	91,109
Brambles Industries Ltd.	30,619	290,959
Caltex Australia Ltd.	3,811	67,884
Centro Properties Group	28,443	170,648
CFS Retail Property Trust*	1,482	2,187
CFS Retail Property Trust (Units)	48,282	72,689
Coca-Cola Amatil Ltd.	19,460	97,029
Cochlear Ltd.	1,549	61,187
Coles Myer Ltd.	35,152	377,000
Commonwealth Bank of Australia	38,065	1,297,920
Commonwealth Property Office Fund	53,396	56,112
Computershare Ltd.	14,173	81,442
CSL Ltd.	5,494	221,235
CSR Ltd.	31,897	70,843
DB RREEF Trust	64,886	77,375
Downer EDI Ltd.	5,902	26,391
Foster's Group Ltd.	60,727	291,473
Futuris Corp., Ltd.	19,011	28,763
GPT Group	57,965	203,046
Harvey Norman Holdings Ltd.	13,166	34,737
Iluka Resources Ltd.	2,479	13,136
ING Industrial Fund	11,108	19,538
Insurance Australia Group Ltd.	49,962	196,610
Investa Property Group	30,734	56,349
John Fairfax Holdings Ltd.	35,401	111,342
Leighton Holdings	4,873	70,240
Lend Lease Corp., Ltd.	12,613	150,595
Lion Nathan Ltd.	8,315	50,197

Macquarie Airports	24,010	54,936
Macquarie Bank Ltd.	7,504	386,737
Macquarie Communications Infrastructure Group	8,274	38,233
Macquarie Goodman Group	41,708	202,674
Macquarie Infrastructure Group	76,528	182,515
Macquarie Office Trust	39,145	43,617
Mayne Pharma Ltd.*	22,896	73,206
Mirvac Group	31,415	110,980
Multiplex Group	8,300	21,775
National Australia Bank Ltd.	46,634	1,275,557
Newcrest Mining Ltd.	10,678	179,062
Onesteel Ltd.	8,598	26,914
Orica Ltd.	10,158	170,115
Origin Energy Ltd.	26,752	132,988
Pacific Brands Ltd.	8,016	15,115
Paperlinx Ltd.	8,341	23,934
Perpetual Ltd.	1,300	70,826
Publishing & Broadcasting Ltd.	2,483	34,495
Qantas Airways Ltd.	19,980	58,225
QBE Insurance Group Ltd.	24,052	439,186
Rinker Group Ltd.	27,945	289,501
Rio Tinto Ltd.	8,629	450,827
Santos Ltd.	20,039	167,123
Sonic Healthcare Ltd.	9,366	92,003
Stockland (a)	37,717	208,017
Stockland* (a)	1,136	6,153
Suncorp Metway Ltd.	16,609	271,588
Sydney Roads Group*	24,495	20,264
Symbion Health Ltd.	22,896	58,360
TABCORP Holding Ltd.	16,774	195,401
Tattersall's Ltd.	19,381	51,712
Telstra Corp., Ltd.	67,988	187,991
Toll Holdings Ltd.	15,621	179,178
Transurban Group	27,650	150,434
UNiTAB Ltd.	2,899	32,193
Wesfarmers Ltd.	10,714	278,921
Westfield Group	45,225	634,350
Westpac Banking Corp., Ltd.	54,381	920,440
Woodside Petroleum Ltd.	14,131	413,374
Woolworths Ltd.	35,429	534,970
WorleyParsons Ltd.	3,068	38,415
Zinifex Ltd.	12,118	106,121

(Cost $9,500,533)		17,784,076
Austria 0.6%
Andritz AG	230	35,086
BETandWIN.com Interactive Entertainment AG*	560	14,770
Boehler-Uddeholm AG	1,040	58,501
Erste Bank der oesterreichischen Sparkassen AG	5,884	366,346
Flughafen Wien AG	250	20,704
IMMOEAST Immobilien Anlagen AG*	8,200	99,717
Immofinanz Immobilien Anlagen AG*	14,825	178,589
Mayr-Melnhof Karton AG	150	25,760
Meinl European Land Ltd.*	4,623	100,713
Oesterreichische Elektrizititaetswirtschafts AG "A"	2,500	120,940

OMV AG	5,280	273,570
Raiffeisen International Bank-Holding AG	940	100,125
RHI AG*	250	9,780
Telekom Austria AG	11,987	302,483
Voestalpine AG	2,680	110,685
Wiener Staedtische Versicherung AG	660	41,427
Wienerberger AG	2,310	109,083

(Cost $1,170,274)		1,968,279
Belgium 1.2%
Agfa Gevaert NV	2,975	70,545
Barco NV	214	19,579
Bekaert NV	369	36,333
Belgacom SA	4,634	180,633
Cofinimmo	119	22,559
Colruyt NV	515	87,900
Compagnie Maritime Belge SA	830	28,291
Delhaize Group	2,288	192,211
Dexia	16,817	435,666
Euronav SA	830	26,933
Fortis	35,327	1,433,934
Groupe Bruxelles Lambert SA	2,328	248,413
InBev NV	5,787	318,625
KBC Bankverzekeringsholding	5,680	598,170
Mobistar SA	744	61,606
Omega Pharma SA	424	24,447
SA D'Ieteren NV	90	30,037
Solvay SA	1,863	240,962
UCB SA	2,466	156,820
Umicore	632	93,524

(Cost $2,359,444)		4,307,188
Bermuda 0.0%
Frontline Ltd.	1,700	64,858
SeaDrill Ltd.*	6,500	85,251

(Cost $125,738)		150,109
Denmark 0.8%
A P Moller-Maersk AS	35	300,008
Bang & Olufsen AS "B"	261	28,009
Carlsberg AS "B"	850	71,486
Codan AS	220	15,621
Coloplast AS "B"	812	65,252
Dampskibsselskabet Torm AS	435	22,490
Danisco AS	1,589	128,907
Danske Bank AS	12,985	510,690
DSV AS	648	113,293
FLSmidth & Co. AS "B"	1,144	53,018
GN Store Nord AS	6,554	100,319
H. Lundbeck AS	1,617	37,676
Jyske Bank AS (Registered)*	1,989	114,675
NKT Holding AS	557	42,060
Novo Nordisk AS "B"	7,378	548,345
Novozymes AS "B"	1,551	118,306
Ostasiatiske Kompagni	461	21,639
Sydbank AS	1,508	55,526

Topdanmark AS*	546	75,402
Trygvesta AS	753	44,887
Vestas Wind Systems AS*	6,115	163,279
William Demant Holding AS*	765	58,742

(Cost $1,167,944)		2,689,630
Finland 1.4%
Amer Sports Oyj	2,100	47,133
Cargotec Corp. "B"	1,200	50,778
Elisa Oyj "A"	4,300	94,876
Fortum Oyj	13,700	364,992
Kesko Oyj "B"	1,900	79,892
Kone Oyj "B"	2,100	101,856
Metso Oyj	3,900	143,515
Neste Oil Oyj	3,475	100,996
Nokia Oyj	121,000	2,402,779
Nokian Renkaat Oyj	3,100	55,780
Oko Bank "A"	2,300	36,690
Orion Oyj "B"*	2,200	41,846
Outokumpu Oyj	3,200	81,683
Rautaruukki Oyj	2,400	68,931
Sampo Oyj "A"	12,700	264,754
SanomaWSOY Oyj	800	20,522
Stora Enso Oyj "R"	16,400	248,720
TietoEnator Oyj	2,240	65,841
UPM-Kymmene Oyj	16,200	384,965
Uponor Oyj	1,800	48,800
Wartsila Oyj "B"	1,800	73,040
YIT Oyj	3,400	78,769

(Cost $2,957,728)		4,857,158
France 8.9%
Accor SA	5,829	397,291
Air France	3,869	116,667
Air Liquide SA	3,487	711,450
Alcatel SA	40,184	490,700
Alstom*	2,982	269,798
Atos Origin SA*	1,845	101,700
Axa	48,316	1,781,648
BNP Paribas SA	23,964	2,578,385
Bouygues SA	5,808	310,649
Business Objects SA*	2,194	74,254
Cap Gemini SA	3,386	179,602
Carrefour SA	17,460	1,103,244
Casino Guichard-Perrachon SA	945	76,152
CNP Assurances	1,218	118,153
Compagnie de Saint-Gobain	9,044	655,984
Compagnie Generale des Etablissements Michelin "B"	4,281	313,769
Credit Agricole SA	17,081	750,288
Dassault Systemes SA	1,772	99,699
Essilor International SA	2,932	300,222
France Telecom SA	47,753	1,096,013
Gaz De France	5,212	207,525
Gecina SA	171	22,811
Groupe Danone	6,730	944,712
Hermes International	1,650	152,528

Imerys SA	1,022	85,533
Klepierre	490	73,381
L'Oreal SA	8,435	856,750
Lafarge SA	4,420	570,567
Lagardere S.C.A.	3,665	264,437
LVMH Moet- Hennessy Louis Vuitton SA	7,110	732,537
Neopost SA	859	102,499
PagesJaunes SA	3,445	97,853
Pernod Ricard SA	2,127	442,601
Pinault-Printemps-Redoute SA	2,002	296,767
PSA Peugeot Citroen	4,287	241,745
Publicis Groupe	4,274	168,334
Renault SA	5,387	617,863
Safran SA	5,325	107,633
Sanofi-Aventis	29,298	2,608,025
Schneider Electric SA	6,565	732,162
SCOR	15,577	37,925
Societe BIC SA	1,073	66,725
Societe des Autoroutes Paris-Rhin-Rhone	559	41,609
Societe Generale	10,110	1,608,909
Societe Television Francaise 1	3,454	110,328
Sodexho Alliance SA	2,348	130,112
Suez SA	29,574	1,300,546
Suez SA VVPR Strip*	3,124	40
Technip SA	2,740	155,725
Thales SA	2,114	93,796
Thomson	7,043	110,654
Total SA	63,629	4,175,438
Total SA VVPR Strip*	3,888	0
Unibail	1,386	291,221
Valeo SA	2,050	73,124
Vallourec SA	990	230,863
Veolia Environnement	8,460	510,746
Vinci SA	6,292	700,519
Vivendi	33,523	1,208,527
Zodiac SA	882	52,320

(Cost $18,259,504)		31,751,058
Germany 6.4%
Adidas AG	5,920	278,504
Allianz AG (Registered)	11,771	2,037,131
Altana AG	2,010	111,025
BASF AG	14,931	1,195,636
Bayer AG	21,192	1,080,276
Beiersdorf AG	1,659	88,292
Bilfinger Berger AG	854	50,670
Celesio AG	2,276	118,647
Commerzbank AG	18,287	615,664
Continental AG	3,828	443,859
DaimlerChrysler AG (Registered)	26,479	1,323,258
Deutsche Bank AG (Registered) (a)	14,923	1,800,724
Deutsche Boerse AG	3,018	453,879
Deutsche Lufthansa AG (Registered)	6,416	135,949
Deutsche Post AG (Registered)	22,829	599,230
Deutsche Postbank AG	1,395	105,870

Deutsche Telekom AG (Registered)	82,481	1,311,560
Douglas Holdings AG	650	30,414
E.ON AG	17,999	2,133,554
Fresenius Medical Care AG & Co.	1,857	241,223
Heidelberger Druckmaschinen AG	1,322	54,499
Hochtief AG	1,416	88,647
Hypo Real Estate Holding AG	3,828	238,822
Infineon Technologies AG*	21,395	253,665
IVG Immobilien AG	2,110	76,361
KarstadtQuelle AG*	2,059	48,955
Linde AG	2,917	274,792
MAN AG	3,829	324,047
Merck KGaA	1,513	160,430
Metro AG	3,925	229,394
MLP AG	1,150	25,753
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	5,624	889,371
Premiere AG*	1,539	20,530
Puma AG	346	118,023
Rheinmetall AG	874	63,615
RWE AG	12,956	1,195,200
Salzgitter AG	1,026	96,419
SAP AG	6,432	1,275,614
Siemens AG (Registered)	24,520	2,139,171
Solarworld AG	868	47,692
Suedzucker AG	1,245	30,754
ThyssenKrupp AG	10,722	361,247
TUI AG	6,169	127,352
Volkswagen AG	5,105	434,883
Wincor Nixdorf AG	421	61,206

(Cost $14,057,580)		22,791,807
Gibraltar 0.0%
PartyGaming PLC (Cost $50,079)	22,387	44,850

Greece 0.7%
Alpha Bank AE	11,903	317,570
Coca-Cola Hellenic Bottling Co. SA	3,530	121,664
Cosmote Mobile Telelcommunications SA	3,400	81,485
EFG Eurobank Ergasias	7,176	219,845
Germanos SA	1,260	30,038
Hellenic Exchanges Holding SA	790	12,522
Hellenic Petroleum SA	3,920	47,023
Hellenic Technodomiki SA	3,910	38,276
Hellenic Telecommunications Organization SA*	9,750	239,110
Intracom Holdings SA (Registered)*	2,190	13,996
Motor Oil (Hellas) Corinth Refineries SA	510	12,934
National Bank of Greece SA	11,537	496,525
OPAP SA	6,859	230,485
Piraeus Bank SA	6,700	173,657
Public Power Corp. (PPC)	3,486	83,988
Titan Cement Co. SA	1,830	86,742
Viohalco, Hellenic Copper and Aluminum Industry SA	3,290	33,375

(Cost $1,271,805)		2,239,235

Hong Kong 1.6%
ASM Pacific Technology Ltd.	5,000	26,057
Bank of East Asia Ltd.	38,571	175,263
BOC Hong Kong (Holdings) Ltd.	100,000	224,885
Cathay Pacific Airways Ltd.	35,000	71,881
Cheung Kong (Holdings) Ltd.	42,000	450,964
Cheung Kong Infrastrucure Holdings Ltd.	10,000	30,485
CLP Holdings Ltd.	50,600	306,887
Esprit Holdings Ltd.	28,815	261,311
Foxconn International Holdings Ltd.*	59,000	182,514
Giordano International Ltd.	26,000	12,648
Hang Lung Properties Ltd.	55,000	117,333
Hang Seng Bank Ltd.	22,300	281,804
Henderson Land Development Co., Ltd.	22,000	123,687
Hong Kong & China Gas Co., Ltd.	106,887	250,800
Hong Kong Electric Holding Ltd.	39,500	184,555
Hong Kong Exchanges & Clearing Ltd.	32,000	233,921
Hopewell Holdings Ltd.	21,000	59,571
Hutchison Telecommunications International Ltd.*	30,000	52,678
Hutchison Whampoa Ltd.	61,100	539,188
Hysan Development Co., Ltd.	13,660	35,033
Johnson Electric Holdings Ltd.	36,000	31,468
Kerry Properties Ltd.	11,156	40,525
Kingboard Chemical Holdings Ltd.	8,900	32,215
Li & Fung Ltd.	60,500	149,412
Link (REIT)	65,000	135,329
Melco International Development Ltd.	13,000	27,800
MTR Corp., Ltd.	38,903	97,674
New World Development Co., Ltd.	65,350	112,906
Orient Overseas International Ltd.	4,400	17,847
PCCW Ltd.	119,443	72,825
Shangri-La Asia Ltd.	36,499	80,582
Shun Tak Holdings Ltd.	18,000	21,256
Sino Land Co., Ltd.	32,971	58,488
Solomon Systech International Ltd.	28,000	4,888
Sun Hung Kai Properties Ltd.	38,297	417,594
Swire Pacific Ltd. "A"	27,500	287,155
Techtronic Industries Co., Ltd.	30,000	44,130
Television Broadcasts Ltd.	9,000	48,520
Wharf Holdings Ltd.	33,102	113,872
Wing Hang Bank Ltd.	4,000	39,021
Yue Yuen Industrial (Holdings) Ltd.	18,000	55,451

(Cost $3,827,744)		5,510,423
Ireland 0.9%
Allied Irish Banks PLC	27,217	724,763
Bank of Ireland PLC (b)	25,404	497,055
Bank of Ireland PLC (b)	4,663	91,177
C&C Group PLC	8,628	117,175
CRH PLC	16,512	557,580
DCC PLC	2,107	52,634
Depfa Bank PLC	9,588	177,022
Elan Corp. PLC*	13,384	207,053
Fyffes PLC	7,415	14,386
Grafton Group PLC (Units)*	6,932	91,417
Greencore Group PLC	4,345	21,488

IAWS Group PLC	3,475	64,511
Independent News & Media PLC	19,065	57,538
Irish Life & Permanent PLC	8,882	222,554
Kerry Group PLC	3,677	87,191
Kingspan Group PLC	2,310	47,600
Paddy Power PLC	1,301	24,416
Ryanair Holdings PLC*	5,147	55,085

(Cost $2,111,851)		3,110,645
Italy 3.6%
Alleanza Assicurazioni SpA	13,223	154,596
Assicurazioni Generali SpA	27,706	1,036,412
Autogrill SpA	3,093	49,222
Autostrade SpA	8,596	254,955
Banca Fideuram SpA	8,881	56,589
Banca Intesa SpA	113,313	745,734
Banca Intesa SpA (RCN)	25,557	156,529
Banca Monte dei Paschi di Siena SpA	31,366	190,118
Banca Popolare di Milano	12,928	170,983
Banche Popolari Unite	9,423	253,554
Banco Popolare di Verona e Novara	10,549	291,478
Benetton Group SpA	1,610	27,704
Bulgari SpA	3,349	42,637
Capitalia SpA	50,130	415,095
Enel SpA	126,044	1,149,978
Eni SpA	75,350	2,232,948
Fiat SpA*	15,852	252,671
Finmeccanica SpA	8,885	198,405
Fondiaria-Sai SpA	1,753	76,890
Gruppo Editoriale L'Espresso SpA	2,322	11,866
Italcementi SpA	2,001	50,671
Lottomatica SpA	1,329	50,068
Luxottica Group SpA	3,754	110,581
Mediaset SpA	22,113	237,642
Mediobanca SpA	14,391	313,875
Mediolanum SpA	6,085	45,216
Mondadori (Arnoldo) Editore SpA	3,666	33,959
Pirelli & C. Accomandita per Azioni	84,527	72,725
SanPaolo IMI SpA	32,837	693,289
SeatPagine Gialle SpA	129,754	64,909
Snam Rete Gas SpA	29,235	141,984
Telecom Italia SpA	310,295	881,372
Telecom Italia SpA (Saving Shares)	175,965	423,952
Terna SpA	33,898	98,649
Tiscali SpA*	2,936	8,330
UniCredito Italiano SpA	226,226	1,877,538

(Cost $7,554,716)		12,873,124
Japan 22.6%
Access Co., Ltd.*	3	21,333
ACOM Co., Ltd.	2,300	98,133
Aderans Co., Ltd.	1,900	49,219
Advantest Corp.	4,400	218,277
AEON Co., Ltd.	18,200	446,044
AEON Credit Services Co., Ltd.	2,730	65,289
Aiful Corp.	1,950	75,441

Aisin Seiki Co., Ltd.	6,300	184,000
Ajinomoto Co., Inc.	19,000	204,597
Alfresa Holdings Corp.	1,000	63,407
All Nippon Airways Co., Ltd.	25,000	101,164
Alps Electric Co., Ltd.	6,000	62,679
Amada Co., Ltd.	12,000	120,483
Amano Corp.	3,200	41,014
Aoyama Trading Co., Ltd.	2,200	70,214
ARRK Corp.	1,000	13,130
Asahi Breweries Ltd.	10,000	145,778
Asahi Glass Co., Ltd.	29,000	357,697
Asahi Kasei Corp.	39,000	249,600
Asatsu, Inc.	1,100	33,431
ASICS Corp.	3,000	39,086
Astellas Pharma, Inc.	16,500	663,492
Autobacs Seven Co., Ltd.	1,100	41,346
Bank of Yokohama Ltd.	34,000	267,683
Benesse Corp.	1,900	70,290
Bridgestone Corp.	18,800	379,581
Canon Marketing Japan, Inc.	2,000	47,915
Canon, Inc.	31,350	1,634,844
Casio Computer Co., Ltd.	7,000	141,037
Central Glass Co., Ltd.	9,000	49,829
Central Japan Railway Co.	48	512,000
Chiyoda Corp.	5,000	97,778
Chubu Electric Power Co., Inc.	20,400	530,184
Chugai Pharmaceutical Co., Ltd.	8,000	172,021
Citizen Watch Co., Ltd.	9,300	76,526
COMSYS Holdings Corp.	3,000	32,914
Credit Saison Co., Ltd.	4,800	202,362
CSK Corp.	2,100	87,822
Dai Nippon Printing Co., Ltd.	18,000	277,791
Daicel Chemical Industries Ltd.	6,000	41,600
Daido Steel Co., Ltd.	8,000	58,447
Daiichi Sankyo Co., Ltd.	21,900	621,079
Daikin Industries Ltd.	7,600	225,185
Daimaru, Inc.	7,000	86,459
Dainippon Ink & Chemical, Inc.	21,000	76,444
Dainippon Screen Manufacturing Co., Ltd.	5,000	45,460
Daito Trust Construction Co., Ltd.	2,700	146,514
Daiwa House Industry Co., Ltd.	14,000	242,370
Daiwa Securities Group, Inc.	38,000	443,293
Denki Kagaku Kogyo Kabushiki Kaisha	17,000	65,913
Denso Corp.	15,200	534,011
DENTSU, Inc.	51	138,591
Dowa Mining Co., Ltd.	9,000	77,638
eAccess Ltd.	30	18,108
East Japan Railway Co.	100	699,259
Ebara Corp.	8,000	28,986
EDION Corp.	1,000	17,143
Eisai Co., Ltd.	7,000	338,370
Electric Power Development Co., Ltd.	4,300	153,253
Elpida Memory, Inc.*	2,000	90,751
FamilyMart Co., Ltd.	2,300	62,891
FANUC Ltd.	5,500	429,291

Fast Retailing Co., Ltd.	1,600	150,214
Fuji Electric Holdings Co., Ltd.	13,000	67,022
Fuji Photo Film Co., Ltd.	14,900	543,653
Fuji Television Network, Inc.	21	47,467
Fujikura Ltd.	10,000	109,460
Fujitsu Ltd.	51,000	420,521
Hakuhodo Dy Holdings, Inc.	500	32,635
Hankyu Department Stores, Inc.	2,000	16,914
Hankyu Hanshin Holdings, Inc.	17,000	106,641
Hanshin Electric Railway Co., Ltd.	3,000	25,143
Haseko Corp.*	15,000	51,683
Hikari Tsushin, Inc.	500	26,116
Hino Motors Ltd.	6,000	32,457
Hirose Electric Co., Ltd.	900	119,238
Hitachi Chemical Co., Ltd.	3,400	82,320
Hitachi Construction Machinery Co., Ltd.	2,000	44,698
Hitachi High-Technologies Corp.	1,000	28,275
Hitachi Ltd.	101,000	589,113
Hokkaido Electric Power Co., Inc.	4,800	116,419
Hokugin Financial Group, Inc.	31,000	116,783
Honda Motor Co., Ltd.	46,000	1,545,989
House Food Corp.	3,000	49,524
Hoya Corp.	11,700	440,762
IBIDEN Co., Ltd.	3,900	206,019
Index Corp.	22	15,942
INPEX Holdings, Inc.*	24	190,578
Isetan Co., Ltd.	5,000	84,360
Ishikawajima-Harima Heavy Industries Co., Ltd.	35,000	106,963
ITO EN Ltd.	1,600	55,128
Itochu Corp.	47,000	364,064
Itochu Techno-Science Corp.	600	30,476
JAFCO Co., Ltd.	600	30,273
Japan Airlines Corp.*	19,000	37,156
Japan Prime Realty Investment Corp. (REIT)	10	29,884
Japan Real Estate Investment Corp. (REIT)	11	93,122
Japan Retail Fund Investment Corp. (REIT)	12	88,381
Japan Steel Works Ltd.	6,000	41,041
Japan Tobacco, Inc.	138	536,229
JFE Holdings, Inc.	16,925	663,388
JGC Corp.	6,000	100,267
JSR Corp.	5,000	110,053
JTEKT Corp.	4,000	77,545
Kajima Corp.	25,000	114,286
Kamigumi Co., Ltd.	6,000	46,781
Kaneka Corp.	8,000	75,716
Kansai Electric Power Co., Inc.	21,900	505,206
Kansai Paint Co., Ltd.	5,000	37,799
Kao Corp.	15,000	400,000
Katokichi Co., Ltd.	3,300	26,959
Kawasaki Heavy Industries Ltd.	34,000	112,542
Kawasaki Kisen Kaisha Ltd.	13,000	82,100
KDDI Corp.	70	436,148
Keihin Electric Express Railway Co., Ltd.	12,000	87,670
Keio Electric Railway Co., Ltd.	16,000	106,734
Keisei Electric Railway Co., Ltd.	5,000	30,646

Keyence Corp.	970	223,357
Kikkoman Corp.	6,000	69,943
Kinden Corp.	6,000	49,524
Kintetsu Corp.	43,900	137,507
Kirin Brewery Co., Ltd.	24,000	320,406
Kobe Steel Ltd.	81,000	254,400
Kokuyo Corp.	3,000	47,695
Komatsu Ltd.	27,000	466,286
Komori Corp.	2,000	40,720
Konami Co., Ltd.	3,200	81,270
Konica Minolta Holdings, Inc.*	13,500	180,800
Kubota Corp.	30,000	246,349
Kuraray Co., Ltd.	11,000	122,362
Kurita Water Industries Ltd.	4,400	85,300
Kyocera Corp.	5,000	427,937
Kyowa Hakko Kogyo Co., Ltd.	10,000	70,434
Kyushu Electric Power Co.	12,000	283,429
Lawson, Inc.	1,900	66,751
Leopalace21 Corp.	4,000	145,947
Mabuchi Motor Co., Ltd.	1,200	73,346
Makita Corp.	4,000	117,503
Marubeni Corp.	43,000	214,044
Marui Co., Ltd.	10,400	152,225
Matsui Securities Co., Ltd.	1,900	15,843
Matsumotokiyoshi Co., Ltd.	2,100	50,489
Matsushita Electric Industrial Co., Ltd.	57,614	1,219,344
Matsushita Electric Works Ltd.	10,000	105,651
Mediceo Patac Holdings Co., Ltd.	5,100	104,483
Meiji Dairies Corp.	8,000	54,044
Meiji Seika Kaisha Ltd.	12,000	60,952
Meitec Corp.	1,100	33,803
Millea Holdings, Inc.	43	749,884
Minebea Co., Ltd.	8,000	43,750
Mitsubishi Chemical Holdings Corp.	33,000	206,730
Mitsubishi Corp.	40,000	751,746
Mitsubishi Electric Corp.	59,000	496,974
Mitsubishi Estate Co., Ltd.	35,000	764,444
Mitsubishi Gas Chemical Co., Inc.	13,000	141,198
Mitsubishi Heavy Industries Ltd.	98,000	405,689
Mitsubishi Logistics Corp.	5,000	79,831
Mitsubishi Materials Corp.	33,000	136,051
Mitsubishi Rayon Co., Ltd.	17,000	112,254
Mitsubishi UFJ Financial Group, Inc.	254	3,268,402
Mitsubishi UFJ Securities Co., Ltd.	7,000	87,704
Mitsui & Co., Ltd.	47,000	597,621
Mitsui Chemicals, Inc.	20,000	143,915
Mitsui Engineering & Shipbuilding Co., Ltd.	14,000	45,511
Mitsui Fudosan Co., Ltd.	24,000	545,524
Mitsui Mining & Smelting Co., Ltd.	19,000	97,956
Mitsui O.S.K. Lines Ltd.	35,000	258,667
Mitsui Sumitomo Insurance Co., Ltd.	37,260	465,888
Mitsui Trust Holdings, Inc.	16,100	183,182
Mitsukoshi Ltd.	13,000	58,328
Mitsumi Electric Co., Ltd.	900	12,419
Mizuho Financial Group, Inc.	284	2,202,277

Murata Manufacturing Co., Ltd.	6,300	437,333
Namco Bandai Holdings, Inc.	5,350	84,105
NEC Corp.	63,000	346,133
NEC Electronics Corp.*	1,800	61,867
Net One Systems Co., Ltd.	18	24,991
NGK Insulators Ltd.	7,000	98,370
NGK Spark Plug Co., Ltd.	6,000	119,111
NHK Spring Co., Ltd.	3,000	34,717
Nichirei Corp.	9,000	47,467
Nidec Corp.	3,400	256,457
Nikko Cordial Corp.	26,500	307,344
Nikon Corp.	8,000	165,249
Nintendo Co., Ltd.	3,000	618,159
Nippon Building Fund, Inc. (REIT)	12	121,905
Nippon Electric Glass Co., Ltd.	6,000	132,317
Nippon Express Co., Ltd.	25,000	133,968
Nippon Meat Packers, Inc.	5,000	56,169
Nippon Mining Holdings, Inc.	25,000	176,720
Nippon Oil Corp.	37,000	272,508
Nippon Paper Group, Inc.	29	105,075
Nippon Sheet Glass Co., Ltd.	10,000	46,984
Nippon Shokubai Co., Ltd.	2,000	24,212
Nippon Steel Corp.	184,000	757,029
Nippon Telegraph & Telephone Corp.	148	726,688
Nippon Yusen Kabushiki Kaisha	30,000	182,603
Nishi-Nippon City Bank Ltd.	12,000	58,819
Nishimatsu Construction Co., Ltd.	5,000	18,667
Nissan Chemical Industries Ltd.	4,000	47,306
Nissan Motor Co., Ltd.	68,400	766,080
Nisshin Seifun Group, Inc.	5,000	52,148
Nisshin Steel Co., Ltd.	29,000	85,926
Nisshinbo Industries	3,000	31,670
Nissin Food Products Co., Ltd.	2,400	76,394
Nitori Co., Ltd.	700	31,704
Nitto Denko Corp.	4,800	284,444
NOK Corp.	3,300	81,435
Nomura Holdings, Inc.	52,500	924,444
Nomura Real Estate Office Fund, Inc. (REIT)	3	24,051
Nomura Research Institute Ltd.	700	97,185
NSK Ltd.	14,000	118,163
NTN Corp.	13,000	102,789
NTT Data Corp.	39	179,937
NTT DoCoMo, Inc.	565	870,519
NTT Urban Development Corp.	5	39,958
Obayashi Corp.	19,000	133,824
Obic Co., Ltd.	200	42,277
Odakyu Electric Railway Co., Ltd.	20,000	127,153
Oji Paper Co., Ltd.	25,000	136,931
Oki Electric Industry Co., Ltd.	15,000	33,778
OKUMA Corp.	2,000	17,693
Okumura Corp.	1,000	5,494
Olympus Corp.	7,000	206,222
Omron Corp.	6,400	157,122
Onward Kashiyama Co.	4,000	57,498
Oracle Corp.	1,100	47,585

Oriental Land Co., Ltd.	1,600	89,803
ORIX Corp.	2,740	757,342
Osaka Gas Co.	55,000	191,831
OSG Corp.	1,000	14,239
Otsuka Corp.	300	31,898
Park24 Co., Ltd.	700	22,993
Pioneer Corp.	5,400	95,086
Promise Co., Ltd.	2,700	107,429
Q.P. Corp.	2,000	18,895
Rakuten, Inc.	187	73,296
Resona Holding, Inc.	141	422,552
Ricoh Co., Ltd.	19,000	377,989
ROHM Co., Ltd.	3,100	287,890
Ryohin Keikaku Co., Ltd.	400	28,275
Sanken Electric Co., Ltd.	2,000	25,871
Sankyo Co., Ltd.	1,300	69,443
Santen Pharmaceutical Co., Ltd.	2,000	50,794
Sanyo Electric Co., Ltd.*	50,000	101,587
Sapporo Hokuyo Holdings, Inc.	7	76,444
Sapporo Holdings Ltd.	5,000	23,746
SBI E*Trade Securities Co., Ltd.	48	54,451
SBI Holdings, Inc.	277	99,075
Secom Co., Ltd.	6,400	316,952
Sega Sammy Holdings, Inc.	6,000	193,016
Seiko Epson Corp.	3,300	89,956
Seino Transportation Co.	4,000	47,035
Sekisui Chemical Co., Ltd.	14,000	118,044
Sekisui House Ltd.	15,000	226,921
Seven & I Holdings Co., Ltd.	23,800	765,630
SFCG Co., Ltd.	130	24,663
Sharp Corp.	31,000	531,429
Shimachu Co., Ltd.	700	20,563
Shimamura Co., Ltd.	600	58,616
Shimano, Inc.	2,500	69,841
Shimizu Corp.	18,000	102,857
Shin-Etsu Chemical Co., Ltd.	11,100	708,521
Shinko Electric Industries Co., Ltd.	1,000	27,852
Shinko Securities Co., Ltd.	12,000	47,441
Shinsei Bank Ltd.	36,000	219,429
Shionogi & Co., Ltd.	9,000	165,333
Shiseido Co., Ltd.	11,000	219,767
Showa Denko KK	34,000	146,506
Showa Shell Sekiyu KK	5,000	55,704
SMC Corp.	1,800	238,171
Softbank Corp.	20,300	420,178
Sojitz Corp.*	14,800	48,112
Sompo Japan Insurance, Inc.	24,000	314,311
Sony Corp.	29,600	1,197,782
Stanley Electric Co., Ltd.	4,700	97,084
Sumco Corp.	1,800	133,333
Sumitomo Bakelite Co., Ltd.	2,000	15,103
Sumitomo Chemical Co., Ltd.	42,000	313,600
Sumitomo Corp.	33,000	411,505
Sumitomo Electric Industries Ltd.	22,600	305,925
Sumitomo Heavy Industries Ltd.	16,000	133,960

Sumitomo Metal Industries Ltd.	112,000	429,511
Sumitomo Metal Mining Co., Ltd.	15,000	196,571
Sumitomo Mitsui Finance Group, Inc.	182	1,910,519
Sumitomo Osaka Cement Co., Ltd.	12,000	35,556
Sumitomo Realty & Development Co., Ltd.	12,000	352,508
Sumitomo Rubber Industries Ltd.	6,600	72,635
Sumitomo Titanium Corp.	400	47,577
Suzuken Co., Ltd.	1,900	71,255
T&D Holdings, Inc.	6,650	481,333
Taiheiyo Cement Corp.	29,000	107,285
Taisei Corp.	29,000	104,093
Taisho Pharmaceutical Co., Ltd.	5,000	95,873
Taiyo Nippon Sanso Corp.	6,000	50,946
Taiyo Yuden Co., Ltd.	5,000	75,090
Takara Holdings, Inc.	4,000	23,501
Takashimaya Co., Ltd.	10,000	126,984
Takeda Pharmaceutical Co., Ltd.	26,100	1,628,419
Takefuji Corp.	3,320	152,334
Tanabe Seiyaku Co., Ltd.	8,000	100,233
TDK Corp.	3,600	288,305
Teijin Ltd.	28,000	150,756
Terumo Corp.	4,800	182,044
The 77 Bank Ltd.	8,000	55,467
The Bank of Fukuoka Ltd.	17,000	124,775
The Bank of Kyoto Ltd.	10,000	101,079
The Chiba Bank Ltd.	22,000	196,114
The Furukawa Electric Co., Ltd.	19,000	125,460
The Goodwill Group, Inc.	67	40,498
The Gunma Bank Ltd.	10,000	73,905
The Joyo Bank Ltd.	19,000	112,753
The Shizuoka Bank Ltd.	16,000	173,917
The Sumitomo Trust & Banking Co., Ltd.	39,000	408,076
The Suruga Bank Ltd.	6,000	74,971
THK Co., Ltd.	3,300	77,943
TIS, Inc.	1,000	23,577
Tobu Railway Co., Ltd.	24,000	121,092
Toda Corp.	6,000	28,089
Toho Co., Ltd.	4,300	87,365
Toho Titanium Co., Ltd.	1,000	61,714
Tohoku Electric Power Co., Inc.	13,400	293,240
Tokuyama Corp.	8,000	107,005
Tokyo Broadcasting System, Inc.	1,800	41,981
Tokyo Electric Power Co.	34,800	1,001,651
Tokyo Electron Ltd.	5,000	369,524
Tokyo Gas Co., Ltd.	64,000	320,745
Tokyo Seimitsu Co., Ltd.	600	31,492
Tokyo Steel Manufacturing Co., Ltd.	4,400	69,245
Tokyo Style Co., Ltd.	2,000	24,093
Tokyo Tatemono Co., Ltd.	6,000	67,454
Tokyu Corp.	27,000	185,600
Tokyu Land Corp.	13,000	123,259
TonenGeneral Sekiyu K.K.	9,000	81,295
Toppan Printing Co., Ltd.	16,000	177,439
Toray Industries, Inc.	41,000	308,563
Toshiba Corp.	88,000	570,650

Tosoh Corp.	15,000	60,825
Tostem Inax Holding Corp.	7,848	164,102
TOTO Ltd.	10,000	94,307
Toyo Seikan Kaisha Ltd.	5,000	95,661
Toyo Suisan Kaisha Ltd.	2,000	28,834
Toyobo Co., Ltd.	20,000	52,656
Toyoda Gosei Co., Ltd.	900	19,810
Toyota Industries Corp.	5,700	241,752
Toyota Motor Corp.	84,200	4,576,203
Toyota Tsusho Corp.	6,000	157,968
Trend Micro, Inc.	3,000	87,873
Ube Industries Ltd.	29,000	82,243
Uni-Charm Co.	1,400	77,748
UNY Co., Ltd.	5,000	66,286
Ushio, Inc.	4,000	86,180
USS Co., Ltd.	800	51,403
Wacoal Corp.	4,000	50,387
West Japan Railway Corp.	53	226,582
Yahoo Japan Corp.	481	180,999
Yakult Honsha Co., Ltd.	3,000	88,127
Yamada Denki Co., Ltd.	2,500	250,582
Yamaha Corp.	5,000	105,185
Yamaha Motor Co., Ltd.	6,000	158,984
Yamato Transport Co., Ltd.	10,000	144,677
Yamazaki Baking Co., Ltd.	5,000	48,466
Yaskawa Electric Corp.	4,000	39,280
Yokogawa Electric Corp.	6,000	78,832
ZEON Corp.	4,000	40,466

(Cost $56,232,767)		80,351,622
Luxembourg 0.0%
Stolt-Nielsen SA (Cost $40,304)	1,200	31,257
Netherlands 5.6%
ABN AMRO Holding NV	52,404	1,528,371
Aegon NV	41,898	785,775
Akzo Nobel NV	7,944	489,366
ASML Holding NV*	13,191	308,443
Buhrmann NV	2,219	33,456
Corio NV	1,310	95,433
Euronext NV	2,391	232,396
European Aeronautic Defence & Space Co.	9,846	283,165
Fugro NV	1,397	58,866
Getronics NV	2,768	18,673
Hagemeyer NV*	12,558	61,149
Heineken NV	6,972	318,889
ING Groep NV	54,174	2,383,043
James Hardie Industries NV	10,043	55,838
Koninklijke (Royal) KPN NV	56,321	718,464
Koninklijke (Royal) Philips Electronics NV	36,186	1,269,657
Koninklijke Ahold NV*	34,094	362,292
Koninklijke Ahold NV (ADR)*	11,830	125,280
Koninklijke DSM NV	4,367	191,545
Mittal Steel Co., NV	19,401	677,530
Oce NV	1,190	19,104
QIAGEN NV*	3,029	47,435

Randstad Holdings NV	1,070	60,935
Reed Elsevier NV	20,495	341,751
Rodamco Europe NV	1,439	167,601
Royal Dutch Shell PLC "A"	114,409	3,774,446
Royal Dutch Shell PLC "B"	81,276	2,758,972
Royal Numico NV	4,586	206,442
SBM Offshore NV	3,948	107,284
STMicroelectronics NV	20,472	354,867
TNT NV	12,131	460,097
Unilever NV	49,533	1,218,521
Vedior NV	5,399	101,118
Wereldhave NV	498	54,371
Wolters Kluwer NV	8,802	229,590

(Cost $13,366,905)		19,900,165
New Zealand 0.2%
Auckland International Airport Ltd.	33,452	44,330
Contact Energy Ltd.	10,746	50,157
Fisher & Paykel Appliances Holdings Ltd.	4,480	10,557
Fisher & Paykel Corp., Ltd.	18,285	49,536
Fletcher Building Ltd.	15,863	88,849
Kiwi Income Property Trust	23,532	21,199
Sky City Entertainment Group Ltd.	12,010	41,552
Sky Network Television Ltd.	4,696	16,554
Telecom Corp. of New Zealand Ltd.	56,363	160,053
The Warehouse Group Ltd.	3,494	14,666
Tower Ltd.*	5,324	11,261
Vector Ltd.	3,419	5,290

(Cost $345,916)		514,004
Norway 0.7%
Aker Kvaerner ASA	650	57,764
Det Norske Oljeselskap ASA*	17,000	23,651
DNB NOR ASA	21,050	257,699
Norsk Hydro ASA	22,200	495,763
Norske Skogindustrier ASA	5,071	76,221
Ocean Rig ASA*	3,100	19,332
Orkla ASA	6,014	286,113
Pan Fish ASA*	62,700	49,379
Petrojarl ASA*	1,800	19,333
Petroleum Geo-Services ASA*	1,800	87,703
Prosafe ASA	1,350	82,738
Schibsted ASA	1,200	36,037
Statoil ASA	20,450	483,316
Storebrand ASA	6,600	69,675
Tandberg ASA	3,600	38,446
Tandberg Television ASA*	2,300	18,713
Telenor ASA	24,000	312,935
TGS Nopec Geophysical Co. ASA*	2,200	34,804
Tomra Systems ASA	5,300	32,320
Yara International ASA	5,800	87,978

(Cost $1,377,325)		2,569,920
Portugal 0.3%
Banco BPI SA	9,159	68,291
Banco Comercial Portugues SA	66,662	207,101

Banco Espirito Santo e Comercial de Lisboa SA	5,058	77,286
Brisa-Auto Estrada de Portugal SA	9,427	104,477
CIMPOR-Cimentos de Portugal	6,273	44,943
Electricidade de Portugal	62,139	269,480
Jeronimo Martins, SGPS SA	1,588	28,352
Portugal Telecom, SGPS SA (Registered)	24,199	302,253
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS SA	2,832	34,295
Sonae Industria-SGPS SA*	1,634	14,794
Sonae SGPS SA	24,104	41,874

(Cost $755,326)		1,193,146
Singapore 0.8%
Ascendas Real Estate Investment Trust (REIT)	36,750	49,748
Capitaland Ltd.	39,750	126,389
CapitaMall Trust (REIT)	30,300	48,457
Chartered Semiconductors Manufacturing Ltd.*	26,400	20,113
City Developments Ltd.	18,000	121,266
ComfortDelGro Corp., Ltd.	64,000	68,100
Creative Technologies Ltd.	1,000	6,548
DBS Group Holdings Ltd.	35,513	429,309
Fraser and Neave Ltd.	24,300	63,341
Haw Par Corp., Ltd.	4,245	16,972
Jardine Cycle & Carriage Ltd.	5,890	44,502
Keppel Corp.	17,750	165,402
Keppel Land Ltd.	9,000	28,106
Neptune Orient Lines Ltd.	20,000	25,563
Oversea-Chinese Banking Corp., Ltd.	75,008	309,336
Parkway Holdings Ltd.	9,000	15,866
SembCorp Industries Ltd.	29,449	62,300
SembCorp Marine Ltd.	19,000	39,956
Singapore Airlines Ltd.	18,000	165,465
Singapore Exchange Ltd.	25,000	69,888
Singapore Post Ltd.	28,000	17,806
Singapore Press Holdings Ltd.	48,758	125,867
Singapore Technologies Engineering Ltd.	44,000	78,955
Singapore Telecommunications Ltd.	226,301	347,662
STATS ChipPAC Ltd.*	36,000	22,100
Suntec Real Estate Investment Trust (REIT)	22,000	20,501
United Overseas Bank Ltd.	35,448	363,798
UOL Group Ltd.	16,544	36,458
Venture Corp., Ltd.	8,000	63,466
Wing Tai Holdings Ltd.	16,333	19,436

(Cost $1,980,184)		2,972,676
Spain 3.8%
Abertis Infraestructuras SA	6,987	183,399
Acciona SA	768	116,864
Acerinox SA	4,981	96,069
ACS, Actividades de Construccion y Servicios SA	7,309	346,630
Altadis SA	7,903	375,201
Antena 3 de Television SA	2,288	46,798
Banco Bilbao Vizcaya Argentaria SA	97,896	2,265,502
Banco Popular Espanol SA	24,106	395,239
Banco Santander Central Hispano SA	171,349	2,709,472
Cintra Concesiones de Infraestructuras de Transporte SA	6,186	87,149
Corporacion Mapfre SA	3,256	68,042

Ebro Puleva SA	2,061	42,129
Endesa SA	27,707	1,178,742
Fadesa Inmobiliaria SA	1,091	48,490
Fomento de Construcciones y Contratas SA	1,152	92,030
Gamesa Corporacion Tecnologica SA	4,068	89,138
Gas Natural SDG SA	4,850	176,814
Grupo Ferrovial SA	1,802	144,871
Iberdrola SA	23,427	1,048,644
Iberia Lineas Aereas de Espana SA	11,243	30,224
Indra Sistemas SA	3,458	75,245
Industria de Diseno Textil SA	6,179	288,025
NH Hoteles SA	1,973	41,881
Promotora de Informaciones SA (Prisa)	2,251	36,850
Repsol YPF SA	26,462	787,539
Sacyr Vallehermoso SA	3,143	142,880
Sociedad General de Aguas de Barcelona SA "A"	1,689	54,850
Sogecable SA*	1,251	44,655
Telefonica SA	128,774	2,232,201
Union Fenosa SA	3,621	184,950
Zeltia SA*	3,554	26,454

(Cost $6,681,227)		13,456,977
Sweden 2.4%
Alfa Laval AB	1,600	53,711
Assa Abloy AB "B"	9,700	180,349
Atlas Copco AB "A"	10,613	278,788
Atlas Copco AB "B"	6,726	168,422
Axfood AB	500	15,181
Billerud AB	1,000	15,215
Boliden AB	8,300	157,434
Capio AB*	2,520	57,600
Castellum AB	6,000	67,548
Electrolux AB "B"	8,585	139,410
Eniro AB	6,200	76,145
Fabege AB	2,895	63,998
Getinge AB "B"	6,000	109,714
Hennes & Mauritz AB "B"	15,200	635,740
Hoganas AB "B"	600	15,884
Holmen AB "B"	1,900	79,338
Husqvarna AB "B"*	8,585	101,043
Lundin Petroleum AB*	4,600	48,491
Modern Times Group AB "B"*	1,200	62,062
Nordea Bank AB	66,614	872,655
OM Hex AB	3,100	60,070
Oriflame Cosmetics SA (SDR)	400	13,264
Sandvik AB	31,500	361,073
SAS AB*	1,500	19,599
Scania AB "B"	3,900	232,569
Securitas AB "B"	11,900	149,396
Securitas Direct AB "B"*	11,900	29,879
Securitas Systems AB "B"*	11,900	44,657
Skandinaviska Enskilda Banken AB "A"	14,160	380,658
Skanska AB "B"	10,600	179,363
SKF AB "B"	12,400	181,478
SSAB Svenskt Stal AB "A"	5,250	97,791

SSAB Svenskt Stal AB "B"	270	4,790
Svenska Cellulosa AB "B"	6,066	278,130
Svenska Handelsbanken AB "A"	15,700	424,200
Swedish Match AB	10,265	167,041
Tele2 AB "B"	9,900	99,971
Telefonaktiebolaget LM Ericsson "B"	461,600	1,599,945
TeliSonera AB	58,051	372,317
Trelleborg AB "B"	2,300	43,312
Volvo AB "A"	2,910	180,283
Volvo AB "B"	6,880	409,806
Wihlborgs Fastigheter AB	1,158	20,859
WM-Data AB "B"	7,800	27,142

(Cost $4,114,438)		8,576,321
Switzerland 7.2%
ABB Ltd.	60,248	792,578
Adecco SA (Registered)	4,042	243,887
Ciba Specialty Chemicals AG (Registered)	2,114	127,640
Clariant AG (Registered)*	6,750	91,227
Compagnie Financiere Richemont AG "A" (Units)	16,186	779,237
Credit Suisse Group (Registered)	36,402	2,106,190
Geberit AG (Registered)	137	166,970
Givaudan SA	190	152,097
Holcim Ltd. (Registered)	6,075	496,513
Kudelski SA (Bearer)	1,000	29,589
Kuehne & Nagel International AG (Registered)	1,235	85,431
Kuoni Reisen AG (Registered) "B"*	46	23,654
Logitech International SA (Registered)*	4,400	95,534
Lonza Group AG (Registered)	1,150	79,643
Micronas Semiconductor Holdings AG (Registered)*	690	15,451
Nestle SA (Registered)	12,314	4,293,578
Nobel Biocare Holding AG	100	24,358
Nobel Biocare Holding AG (Bearer)	599	147,421
Novartis AG (Registered)	71,065	4,148,703
OC Oerlikon Corp. AG (Registered)*	276	92,482
Phonak Holding AG (Registered)	875	55,350
PSP Swiss Property AG*	770	39,102
Rieter Holdings AG	73	31,437
Roche Holding AG (Genusschein)	21,203	3,665,951
Serono SA "B"	177	152,873
SGS Holdings SA (Registered)	125	125,855
SIG Holding AG (Registered)*	110	31,757
Straumann SA (Registered)	150	32,298
Sulzer AG (Registered)	105	83,676
Swatch Group AG (Bearer)	1,013	195,722
Swatch Group AG (Registered)	1,800	69,815
Swiss Re (Registered)	9,832	752,467
Swisscom AG (Registered)	615	204,721
Syngenta AG (Registered)*	3,414	514,919
Synthes, Inc.	1,526	169,630
UBS AG (Registered)	62,750	3,753,609
Xstrata PLC	13,942	576,122
Zurich Financial Services AG (Registered)*	4,509	1,107,913

(Cost $13,708,897)		25,555,400

United Kingdom 21.2%
3i Group PLC	13,876	243,050
Acergy SA*	6,700	114,462
Aegis Group PLC	28,210	70,645
Aggreko PLC	4,308	27,021
Alliance Boots PLC	25,475	369,661
AMEC PLC	7,045	47,223
Amvescap PLC	20,785	225,717
Anglo American PLC	42,695	1,785,060
ARM Holdings PLC	38,181	83,999
Arriva PLC	5,966	73,725
AstraZeneca PLC	46,471	2,904,394
Aviva PLC	76,525	1,121,895
BAE Systems PLC	95,852	709,349
Balfour Beatty PLC	14,325	110,437
Barclays PLC	192,997	2,435,553
Barratt Developments PLC	7,469	149,076
BBA Group PLC	16,408	81,796
Bellway PLC	2,380	57,396
Berkeley Group Holdings PLC*	3,735	94,059
BG Group PLC	104,681	1,272,037
BHP Billiton PLC	72,771	1,256,251
Bovis Homes Group PLC	2,635	45,710
BP PLC	590,591	6,435,718
Brambles Industries PLC	21,737	194,950
British Airways PLC*	15,414	123,234
British America Tobacco PLC	46,624	1,260,561
British Land Co. PLC	16,020	409,133
British Sky Broadcasting Group PLC	36,245	370,534
Brixton PLC	6,007	59,498
BT Group PLC	249,467	1,251,800
Bunzl PLC	9,484	118,708
Burberry Group PLC	12,532	121,076
Cable & Wireless PLC	57,924	150,209
Cadbury Schweppes PLC	60,547	644,481
Capita Group PLC	19,246	197,293
Carnival PLC	5,168	247,230
Carphone Warehouse PLC	8,969	51,597
Cattles PLC	8,499	60,430
Centrica PLC	110,527	673,090
Charter PLC*	3,650	58,295
Close Brothers Group PLC	2,533	48,399
Cobham PLC	35,339	120,093
Collins Stewart Tullett PLC	4,955	80,714
Compass Group PLC	66,424	333,620
Cookson Group PLC	3,667	38,964
Corus Group PLC	23,103	167,837
CSR PLC*	3,281	51,787
Daily Mail & General Trust "A"	8,137	92,402
Davis Service Group PLC	3,601	32,397
De Lau Rue PLC	2,619	28,049
Diageo PLC	83,879	1,481,775
DSG International PLC	53,577	219,690
Electrocomponents PLC	13,826	72,031
EMAP PLC (b)	6,147	86,546

EMAP PLC (b)	7,376	15,191
EMI Group PLC	22,928	114,192
Enterprise Inns PLC	10,526	207,923
First Choice Holidays PLC	9,855	36,812
FirstGroup PLC	10,787	99,117
FKI PLC	16,691	28,204
Friends Provident PLC	55,115	199,682
Gallaher Group PLC	19,446	318,221
George Wimpey PLC	9,766	94,718
GKN PLC	19,740	106,168
GlaxoSmithKline PLC	172,777	4,600,158
Great Portland Estates PLC	2,801	31,729
Group 4 Securicor PLC	38,300	121,192
GUS PLC	26,390	477,313
Hammerson PLC	8,634	212,096
Hanson PLC	20,379	295,142
Hays PLC	41,752	112,962
HBOS PLC	111,694	2,210,508
HMV Group PLC	8,717	26,440
HSBC Holdings PLC	340,637	6,215,282
ICAP PLC	12,399	119,791
IMI PLC	11,801	111,969
Imperial Chemical Industries PLC	37,688	280,320
Imperial Tobacco Group PLC	20,956	698,418
Inchcape PLC	11,742	115,147
InterContinental Hotels Group PLC	11,865	207,825
International Power PLC	45,571	267,067
Intertek Group PLC	5,316	77,637
Invensys PLC*	21,459	83,471
Investec PLC	8,260	81,117
ITV PLC	116,723	211,444
J Sainsbury PLC	40,634	285,684
Johnson Mathey PLC	6,101	157,526
Kelda Group PLC	10,023	159,610
Kesa Electricals PLC	14,930	91,061
Kingfisher PLC	73,459	337,319
Ladbrokes PLC	15,535	113,148
Land Securities Group PLC	14,143	521,139
Legal & General Group PLC	189,530	505,685
Liberty International PLC	7,791	178,697
Lloyds TSB Group PLC	165,003	1,666,750
LogicaCMG PLC	32,926	95,556
London Stock Exchange Group PLC	5,600	129,597
Man Group PLC	53,760	450,946
Marks & Spencer Group PLC	49,862	599,832
Meggitt PLC	10,226	59,738
MFI Furniture Group PLC	10,649	19,141
Michael Page International PLC	7,358	53,006
Misys PLC	15,595	66,063
National Express Group PLC	3,467	60,955
National Grid PLC	80,588	1,007,184
Next PLC	7,226	256,521
Old Mutual PLC	158,396	496,760
Pearson PLC	24,364	346,924
Persimmon PLC	8,847	221,635

Premier Farnell PLC	7,443	25,224
Provident Financial PLC	8,907	104,315
Prudential PLC	73,287	910,448
Punch Taverns PLC	6,342	115,123
Rank Group PLC	16,572	72,840
Reckitt Benckiser PLC	18,333	759,973
Reed Elsevier PLC	38,959	432,199
Rentokil Initial PLC	51,529	141,344
Resolution PLC	19,853	229,536
Reuters Group PLC	42,900	349,007
Rexam PLC	15,180	162,433
Rio Tinto PLC	31,266	1,479,329
Rolls-Royce Group PLC*	53,652	455,063
Royal & Sun Alliance Insurance Group PLC	80,679	225,078
Royal Bank of Scotland Group PLC	95,096	3,274,396
SABMiller PLC	27,484	513,568
Schroders PLC	4,396	76,547
Scottish & Newcastle PLC	21,641	230,961
Scottish & Southern Energy PLC	25,801	636,706
Scottish Power PLC	42,914	523,481
Serco Group PLC	16,202	113,911
Severn Trent PLC	10,112	252,948
Signet Group PLC	55,336	114,487
Slough Estates PLC	12,154	151,331
Smith & Nephew PLC	27,731	255,068
Smiths Group PLC	17,774	298,348
Sportingbet PLC	8,893	30,679
SSL International PLC	3,036	19,896
Stagecoach Group PLC	19,880	47,272
Standard Life PLC*	57,578	291,885
Tate & Lyle PLC	13,864	186,770
Taylor Woodrow PLC	17,689	117,493
Tesco PLC	235,823	1,589,556
The Sage Group PLC	36,547	171,927
Tomkins PLC	28,347	125,656
Travis Perkins PLC	3,190	103,688
Trinity Mirror PLC	8,191	73,001
Unilever PLC	36,578	901,972
United Business Media PLC	7,149	88,678
United Utilities PLC	26,751	353,366
Vodafone Group PLC	1,566,544	3,585,739
Whitbread PLC	7,044	170,795
William Hill PLC	11,248	135,522
Wolseley PLC	19,839	418,259
WPP Group PLC	35,986	446,045
Yell Group PLC	21,315	237,659

(Cost $48,921,560)		75,217,912

Total Common Stocks (Cost $211,939,789)		340,416,982
Preferred Stocks 0.2%
Belgium 0.0%
Fortis VVPR Strip* (Cost $2)	2,223	113
Germany 0.2%
Henkel KGaA	1,692	235,280

Porsche AG				214	221,660
ProSiebensat. 1 Media AG				2,063	57,159
RWE AG				1,035	86,778
Volkswagen AG				3,091	182,847

(Cost $400,392)					783,724
Italy 0.0%
Compagnia Assicuratrice Unipol SpA (Cost $60,785)				21,485	63,615
Switzerland 0.0%
Schindler Holding AG (Cost $32,545)				1,040	54,227

Total Preferred Stocks (Cost $493,724)					901,679
Rights 0.0%
Dowa Mining Co., Ltd., Expiration Date, 1/29/2010* (Cost $0)				9,000	2,983
Cash Equivalents 3.0%
Cash Management QP Trust, 5.34% (c) (Cost $10,604,708)				10,604,708	10,604,708
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 223,038,221)				99.1	351,926,352
Other Assets and Liabilities, Net				0.9	3,186,640

Net Assets				100.0	355,112,992

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
(a)				Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)				Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)				Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
SDR: Swedish Depositary Receipt
At September 30, 2006, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation)($)

DJ Euro Stoxx 50 Index	12/15/2006	131	6,369,812	6,500,066	130,254
FTSE 100 Index	12/15/2006	24	2,668,015	2,690,118	22,103
Hang Seng Stock Index	10/27/2006	4	453,775	450,771	(3,004)
SPI 200 Index	12/21/2006	8	760,828	772,131	11,303
TOPIX Index	12/7/2006	26	3,562,582	3,554,709	(7,873)

Total net unrealized appreciation on futures					152,783

As of September 30, 2006, the Fund had the following open forward foreign currency exchange contracts:

Unrealized
		Settlement	Appreciation
Contracts to Deliver	In Exchange For	Date	(US $)

AUD	130,000	USD	99,523	10/18/2006	2,673
EUR	1,087,832	USD	1,400,000	10/18/2006	19,132
GBP	524,708	USD	1,000,000	10/18/2006	17,323
USD	320,000	GBP	170,952	10/18/2006	159
JPY	65,256,240	USD	560,000	10/18/2006	6,020
Total Unrealized Appreciation					45,307

					Unrealized
				Settlement	Depreciation
Contracts to Deliver		In Exchange For		Date	(US $)
USD	510,000	AUD	674,100	10/18/2006	(7,795)
USD	5,470,000	EUR	4,271,142	10/18/2006	(48,316)
USD	300,000	EUR	233,423	10/18/2006	(3,698)
USD	570,000	EUR	448,834	10/18/2006	(261)
USD	360,000	EUR	283,057	10/18/2006	(694)
USD	2,400,000	GBP	1,270,188	10/18/2006	(21,183)
USD	150,000	GBP	78,722	10/18/2006	(2,570)
GBP	160,769	USD	300,000	10/18/2006	(1,090)
USD	3,420,000	JPY	398,405,718	10/18/2006	(37,815)
USD	240,000	JPY	28,136,280	10/18/2006	(1,143)
Total Unrealized Depreciation					(124,565)

Currency Abbreviations
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

At September 30, 2006, the DWS EAFE Equity Index Fund had the following Sector diversification:

Sector	Market Value ($)	As a % of Common and Preferred Stocks
Financials	102,736,706	30.1%
Consumer Discretionary	40,348,325	11.8%
Industrials	36,202,957	10.6%
Materials	27,632,799	8.1%
Consumer Staples	27,362,968	8.0%
Health Care	26,322,322	7.7%
Energy	25,456,974	7.5%
Information Technology	19,081,580	5.6%
Utilities	18,684,939	5.5%
Telecommunication Services	17,489,091	5.1%
Total Common and Preferred Stocks	341,318,661	100.0%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 November 21, 2006